CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Loss) [Abstract]
Net (loss) income	$ (1,692)	$ (629)	$ 1,486
Other comprehensive (loss) income:
Foreign currency translation adjustment	(250)	51	18
Net change in accumulated comprehensive (loss) income	(250)	51	18
Comprehensive (loss) income	$ (1,942)	$ (578)	$ 1,504